CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 1996 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 59 ("Amendment No. 59") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 59 was filed electronically with the Commission (Accession No. 0000950156-96-000076) on January 26, 1996:

                EV Classic National Municipals Fund
                EV Marathon National Municipals Fund
                EV Traditional National Municipals Fund


                      EATON VANCE MUNICIPALS TRUST



                      By: /s/ Eric G. Woodbury
                          Eric G. Woodbury, Assistant Secretary

Date:  February 2, 1996